Stock-Based Compensation	12 Months Ended
Dec. 31, 2022
Stock-Based Compensation
Stock-Based Compensation

Note 5. Stock-Based Compensation

In 2015, the Company established the Elutia Inc. 2015 Stock Option/Stock Issuance Plan, as amended (the “2015 Plan”) which provided for the granting of incentive and non-qualified stock options to employees, directors and consultants of the Company. On October 7, 2020, in connection with the Company’s IPO, the Company adopted the Elutia Inc. 2020 Incentive Award Plan (the “2020 Plan”), which authorizes the grant of incentive and non-qualified stock options, restricted stock, restricted stock units and stock appreciation rights to employees, directors and consultants.  Shares of Class A common stock totaling 1,636,000 were initially reserved for issuance pursuant to the 2020 Plan. In addition, the shares reserved for issuance under the 2020 Plan will also include shares reserved but not issued under the 2015 Plan as well as an annual increase as set forth in the 2020 Plan. As of December 31, 2022, the Company had 656,689 shares of Class A common stock available for issuance under the 2020 Plan.

On June 21, 2022, C. Randal Mills, Ph.D., a member of the Board of Directors (the “Board”) of the Company, was appointed as the Company’s Interim President and Chief Executive Officer, succeeding Ronald Lloyd, who stepped down as the Company’s President and Chief Executive Officer and as a member of the Board. In connection with his appointment as the Interim President and Chief Executive Officer, Dr. Mills and the Company entered into an employment agreement for an initial term of 90 days (such period, the “Interim Period”).  On August 9, 2022, Dr. Mills was appointed to the role of President and Chief Executive Officer of the Company, thereby ending the Interim Period, and his employment agreement was extended pursuant to the terms thereof.

In accordance with the terms of his employment agreement, Dr. Mills (1) received a stock option award to purchase 456,278 shares of Class A common stock of the Company (the “Option Grant”) on June 21, 2022; three-fifths of such Option Grant is subject to time-based vesting (the “Time-Based Options”) and two-fifths of such Option Grant is subject to performance-based vesting (the “Performance Based Options”) and (2) is eligible to receive 224,734 restricted stock units (the “RSU Grant”); three-fifths of such RSU Grant is subject to time-based vesting (the “Time-Based RSUs”) and two-fifths of such RSU Grant is subject to performance-based vesting (the “Performance-Based RSUs”). One-third of the Time-Based Options vested on August 9, 2022 (end of  the Interim Period), and two-thirds of the Time-Based Options vest over a four-year vesting schedule with 25% vesting on the first anniversary of June 21, 2022 and the remaining portion vesting in twelve equal quarterly installments. One-third of the Time-Based RSUs vest on the grant date, and two-thirds of the Time-Based RSUs vest over a four-year vesting schedule in equal annual installments. The Performance-Based Options and Performance-Based RSUs each vest in equal installments upon the achievement of certain share price thresholds for twenty consecutive days of trading at each respective threshold. Pursuant to the terms of the employment agreement, all of these awards were deemed granted on June 21, 2022, for purposes of and in accordance with ASC 718, Accounting for Stock Based Compensation; however, the  RSUs had not been legally granted as of December 31, 2022. It is anticipated that such RSUs will be legally granted prior to June 30, 2023, and the vested shares underlying the award will be deemed outstanding as of such time.

In connection with his resignation as President and Chief Executive Officer, Mr. Lloyd and the Company entered into a separation agreement, pursuant to which Mr. Lloyd remained a full-time, non-officer employee of the Company through September 30, 2022 to assist with the transition of his duties to his successor. On September 30, 2022, Mr. Lloyd received: (i) cash severance in an amount equal to his base salary for a period of 12 months and 100% of his annual target bonus and (ii) the COBRA benefits, during the 12-month period following September 30, 2022. The Company recognized Mr. Lloyd’s severance costs totaling approximately $1.0 million over the period from June 21, 2022 through September 30, 2022, and as of December 31, 2022, all such expenses remaining to be paid were included in Accrued Expenses in the accompanying consolidated balance sheets.

Stock Options

The Company’s policy is to grant stock options at an exercise price equal to 100% of the market value of a share of Class A common stock at closing on the date of the grant. The Company’s stock options have contractual terms of seven to ten years, and vest over a  four-year period from the date of grant.

A summary of stock option activity under the Company’s 2015 Plan and 2020 Plan for the years ended December 31, 2022 and 2021 is as follows:

			Weighted-
			Average
		Weighted-	Remaining	Aggregate
		Average	Contractual	Intrinsic
		Exercise	Term	Value
	Number of Shares	Price	(years)	(in thousands)
Outstanding, December 31, 2021	1,386,811	$13.28	7.8	$179
Granted	1,246,904	$5.91
Exercised	(13,887)	$5.57
Forfeited	(755,089)	$10.83
Outstanding, December 31, 2022	1,864,739	$9.41	7.5	$8
Vested and exercisable, December 31, 2022	723,793	$11.25	5.0	$-

As of December 31, 2022, there was approximately $4.1 million of total unrecognized compensation expense related to unvested stock options. These costs are expected to be recognized over a weighted- average period of 2.5 years. The weighted average grant date fair value of options granted during the years ended December 31, 2022 and 2021 were $3.30 and $7.26, respectively. The total intrinsic value of options exercised was not material for both the years ended December 31, 2022 and 2021.

The Company uses the Black-Scholes model to value its stock option grants and expenses the related compensation cost using the straight-line method over the vesting period. The fair value of stock options is determined on the grant date using assumptions for the estimated fair value of the underlying common stock, expected term, expected volatility, dividend yield, and the risk-free interest rate. Before the completion of the Company’s IPO, the Board of Directors determined the fair value of common stock considering the state of the business, input from management, third party valuations and other considerations. The Company uses the simplified method for estimating the expected term used to determine the fair value of options. The expected volatility of the Class A common stock is primarily based on the historical volatility of comparable companies in the industry whose share prices are publicly available. The Company uses a zero-dividend yield assumption as the Company has not paid dividends since inception nor does it anticipate paying dividends in the future. The risk-free interest rate approximates recent U.S. Treasury note auction results with a similar life to that of the option. The period expense is then determined based on the valuation of the options and is recognized on a straight-line basis over the requisite service period for the entire award.

The following weighted-average assumptions were used to determine the fair value of options during the years ended December 31, 2022 and 2021:

	Year Ended
	December 31,
	2022	2021
Expected term (years)	6.2	5.9
Risk-free interest rate	2.3%	1.0%
Volatility factor	63.8%	63.6%
Dividend yield	—	—

For the Performance-Based Options granted as described above, the Company accounted for the awards as market condition awards and used an option pricing model, the Monte Carlo model, to determine the fair value of the respective equity instruments and an expense recognition term of approximately three years.

Restricted Stock Units

Restricted stock units (“RSUs”) represent rights to receive common shares at a future date. There is no exercise price and no monetary payment is required for receipt of restricted stock units or the shares issued in settlement of the award.

A summary of the RSU activity under the Company’s 2020 Plan for the year ended December 31, 2022 is as follows:

		Weighted-
		Average
	Number of Shares	Grant Date
	Underlying RSUs	Fair Value
Unvested, December 31, 2021	235,985	$15.98
Granted	586,083	$4.08
Vested	(238,617)	$6.64
Forfeited	(211,144)	$11.40
Unvested, December 31, 2022	372,307	$5.90

The total fair value of the RSUs granted during the year ended December 31, 2022 and 2021 of $2.4 million and $1.3 million, respectively was based on the fair market value of the Company's Class A common stock on the date of grant. The fair value at the time of the grant is amortized to expense on a straight-line basis over the vesting period of three to four years.

During the year ended December 31, 2022, the Company granted 289,282 Performance-Based RSUs, with 209,054 still outstanding at December 31, 2022. All such RSUs, including those granted to Dr. Mills and described above, vest only if or when the Company’s Class A common stock closing price is at or exceeds a defined share price for a defined period of time. As such, all of these awards have been accounted for as market condition awards. Given the nature of these market condition arrangements, an option pricing model, the Monte Carlo model, was used to determine the fair value of these RSUs as well as the expense recognition term of two to three years using the graded vesting method.

As of December 31, 2022, $1.4 million of unrecognized compensation costs related to RSUs is expected to be recognized over a weighted average period of two years.

Employee Stock Purchase Plan

The Company makes shares of its Class A common stock available for purchase under the Elutia Inc. 2020 Employee Stock Purchase Plan (the “ESPP”). The ESPP provides for separate six-month offering periods that begin in March and September of each year. Under the ESPP, employees may purchase a limited number of shares of Elutia Class A common stock at 85% of the fair market value on either the first day of the offering period or the purchase date, whichever is lower. The ESPP is considered compensatory for purposes of stock-based compensation expense.  The number of shares reserved under the ESPP will automatically increase on the first day of each fiscal year through January

1, 2030, in an amount equal to the lesser of (i) 1% of the total shares of Class A common stock outstanding on the final day of the immediately preceding calendar year; or (ii) a lesser number of shares determined by the Company’s board of directors. As of December 31, 2022, the total shares of Class A common stock authorized for issuance under the ESPP was 380,997, of which 279,345 remained available for future issuance. During the year ended December 31, 2022, 74,408 shares of Class A common stock were issued under the ESPP.

Stock-Based Compensation Expense

Stock-based compensation expense recognized during the years ended December 31, 2022 and 2021 comprised of the following (in thousands):

	Year Ended
	December 31,
	2022	2021
Sales and marketing	$1,041	$652
General and administrative	1,922	2,179
Research and development	466	521
Cost of goods sold	74	36
Total stock-based compensation expense	$3,503	$3,388

Stock-based compensation expense included within Discontinued Operations totaled $0.1 million for both the year ended December 31, 2022 and 2021.